As filed with the Securities and Exchange Commission on December 4, 2024
1933 Act Registration No. 333-181617
  1940 Act Registration No. 811-08441

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 30

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 491

Lincoln Life & Annuity Variable Annuity Account H
(Exact Name of Registrant)

American Legacy® Series

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)

120 Madison Street, Suite 1310
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Sarah Sheldon, Esquire
  Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, New York 13202
 (Name and Address of Agent for Service)

Copy to:

Carolyn E. Augur, Esquire
 The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on December 31, 2024, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual modified
single payment deferred variable annuity contracts.

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 30 to the Registration Statement incorporates by reference the prospectuse, Statement of Additional Information and Part C that are contained in Registrant’s Post-Effective Amendment No. 29, which was filed with the U.S. Securities and Exchange Commission on October 10, 2024. Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 30 is filed solely for the purpose of designating December 31, 2024, as the new effective date of Post-Effective Amendment No. 29.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 30 to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut on the 2nd day of December, 2024 at 12:56 pm.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H
(Registrant)
American Legacy® Series

By: /s/ Carolyn E. Augur
Carolyn E. Augur
       Assistant Vice President, Lincoln Life & Annuity Company of New York
       (Title)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Depositor)

By: /s/ Carolyn E. Augur
Carolyn E. Augur
       Assistant Vice President, Lincoln Life & Annuity Company of New York
       (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on December 2, 2024, at 12:56 pm.

Signature	Title

*/s/ Ellen G. Cooper Ellen G. Cooper	President and Director
*/s/ Christopher M. Neczypor Christopher M. Neczypor	Executive Vice President, Chief Financial Officer, and Director
*/s/ Jayson R. Bronchetti Jason R. Bronchetti	Executive Vice President, Chief Investment Officer, and Director
*/s/ Adam M. Cohen Adam M. Cohen	Senior Vice President and Chief Accounting Officer
*/s/ Mark E. Konen Mark E. Konen	Director
*/s/ M. Leanne Lachman M. Leanne Lachman	Director
*/s/ Louis G. Marcoccia Louis G. Marcoccia	Director
* /s/ Dale LeFebvre Dale LeFebvre	Director
* /s/ Carolyn E. Augur, pursuant to a Power of Attorney Carolyn E. Augur